Equity-Based Compensation - Restricted common units - Other (Details) $ in Millions		12 Months Ended
	Feb. 28, 2020 employee installment shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award
Stock based compensation expenses		$ 0.5	$ 0.4
Restricted common units
Share-Based Compensation Arrangement by Share-Based Payment Award
Volatility rate	40.00%
Risk free interest rate	1.14%
Discount rate	30.00%
Stock based compensation expenses		0.8	$ 1.2
Compensation cost not yet recognized		$ 0.4
Period to recognized compensation cost		2 years
Units outstanding, intrinsic value		$ 3.2
Restricted common units | Executive employee
Share-Based Compensation Arrangement by Share-Based Payment Award
Units granted (in shares) | shares	13,582,640
Number of executive | employee	3
Number of installments | installment	3
Vesting period	3 years